Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Amount Registered | shares	8,731,417
Proposed Maximum Offering Price per Unit	8.04
Maximum Aggregate Offering Price	$ 70,200,592.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,694.70
Offering Note	Represents the maximum number of the registrant's common shares of beneficial interest, par value $0.01 per share (the "Common Shares"), reserved for issuance under the RLJ Lodging Trust 2026 Equity Incentive Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional Common Shares that may become issuable under the plan referenced above by reason of any share dividends, share splits, recapitalization or other similar transaction. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per common share of the registrant as reported on the New York Stock Exchange on April 27, 2026, which was $8.04 per share.